ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Line Items]
Total accounts payable and accrued liabilities		$ 3,247	$ 3,554
Cash interest paid, net		570	637	$ 397
Interest Paid, Discontinued Operations			3	$ 18
Accounts Payable and Accrued Liabilities [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable		2,266	2,378
Salaries, wages and other compensation		217	355
Other accrued taxes		202	137
Accrued interest	[1]	165	166
Pension, postretirement, postemployment and other employee benefits	[2]	126	101
Oil and gas royalty and revenue payable		53	76
Deferred revenue		41	100
Other		$ 177	$ 241

[1]	Third-party interest paid, net of capitalized interest, was $570 million in 2015, $637 million (including $3 million for discontinued operations) in 2014 and $397 million (including $18 million for discontinued operations) in 2013.
[2]	Refer to Note 9 for long-term portion.